Debt - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 21, 2017		Mar. 31, 2017
New Revolver
Debt Instrument [Line Items]
New credit facility, opening balance	$ 120,000		$ 120,000
New Term Loan
Debt Instrument [Line Items]
New credit facility, opening balance	149,250	[1]	$ 149,255
Plan of Reorganization | Prior Credit Facility
Debt Instrument [Line Items]
Amount of repayments on prior credit facility	444,440
Plan of Reorganization | New Revolver
Debt Instrument [Line Items]
New credit facility, opening balance	120,000
Plan of Reorganization | New Term Loan
Debt Instrument [Line Items]
New credit facility, opening balance	$ 150,000

[1]	Upfront fees of 0.5% were paid to the lenders under the New Credit Facility. The amount paid in connection with the New Term Loan is reflected as a discount on the loan and will be amortized under the effective interest method. The amount paid in connection with the New Revolver will be reflected as a reduction to the liability whenever outstanding borrowings exceed the remaining unamortized issuance costs, otherwise such amount will be reflected as an asset. The issuance cost related to the New Revolver will be amortized ratably over the life of the facility.